Virtus Variable Insurance Trust (the “Trust”)

Supplement dated May 26, 2016 to the Statement of Additional Information (“SAI”)

dated April 29, 2016

Important Notice to Investors

On May 19, 2016, a special meeting of shareholders was held at which the following actions were approved by shareholders:

MANAGEMENT OF THE TRUST

Each of Donald C. Burke, James M. Oates, Richard E. Segerson and  Ferdinand L. J. Verdonck was elected to the Board of Trustees of the Trust as a new Independent Trustee (as defined in the Investment Company Act of 1940, as amended). Accordingly, effective May 26, 2016, the disclosure below is hereby added to the SAI, under the heading, “Independent Trustees,” on page 64.

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Burke, Donald C. YOB: 1961	Served since 2016.	65	Retired.

Trustee (since 2016), Virtus Mutual Fund Complex (52 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 portfolios); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Oates, James M. YOB: 1946	Served since 2016.	68	Managing Director (since 1994), Wydown Group(consulting firm).

Trustee (since 1987), Virtus Mutual Fund Complex (52); Director (since 1996), Stifel Financial; Director (1998 to 2014), Connecticut River Bancorp; Chairman and Director (1999 to 2014), Connecticut River Bank; Chairman (since 2000), Emerson Investment Management, Inc.; Director (2002 to 2014), New Hampshire Trust Company; Chairman and Trustee (since 2005), John Hancock Fund Complex (228 portfolios); Non-Executive Chairman (since 2007), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Trustee/Director (since 2013), Virtus Closed-End Funds (3 portfolios); and Trustee (since 2013), Virtus Alternative Solutions Trust (4 portfolios).

Segerson, Richard E. YOB: 1946	Served since 2016.	61	Retired.	Trustee (since 1983), Virtus Mutual Fund Complex (52); and Managing Director (1998 - 2013), Northway Management Company.
Verdonck, Ferdinand L.J. YOB: 1942	Served since 2016.	61	Director (1998 to July 2015), The J.P. Morgan Continental European Investment Trust; Director (since 2005 to 2013), Galapagos N.V. (biotechnology); Director (1998 to 2015) Groupe SNEF; Vice Chairman (2014	Trustee (since 2002), Virtus Mutual Fund Complex (52).

Name and Year of Birth	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
to present), Affirmed Therapeutics (biotechnology); and Mr. Verdonck is also a director of several non-U.S. companies.

Additionally, George R. Aylward was elected to the Board of Trustees as an Interested Trustee (as defined in the Investment Company Act of 1940, as amended). Mr. Aylward has been serving as an Interested Trustee of each Trust since 2006, having been appointed to the Board of each Trust at that time. Therefore, the disclosure regarding Mr. Aylward in each SAI is unchanged.

Investors should retain this supplement with the

Statement of Additional Information for future reference.

VVIT SAI/Trustees (5/2016)